Land, Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Land, Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 247,358	$ 284,421	$ 172,152